Other non-current assets (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Other Assets Noncurrent [Line Items]
Prepaid expenses	$ 177,659	$ 187,176
Rent deposits	767,616	825,055
Loans to employees	52,029	32,143
Amount receivable on sale of investment (See Note - 6)	461,545	0
Total	$ 1,458,849	$ 1,044,374